Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 538,094,921		¥ 517,330,710		$ 83,067,542
Total liabilities	600,565,840		320,945,335		92,711,390
Net profit(loss)	(384,634,060)	$ (59,377,267)	(107,699,214)	¥ (526,261,572)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
Variable Interest Entity [Line Items]
Total assets	141,614,244		130,055,790		21,861,472
Total liabilities	222,151,400		231,634,266		$ 34,294,267
Net Revenue	34,390,944	5,309,047	42,697,861	86,574,297
Net profit(loss)	¥ (95,285,846)	$ (14,709,600)	¥ 101,628,848	¥ (201,412,786)